Annual Total Returns- Health Care Fund (Class A Class C and Institutional Class) [BarChart] - Class A Class C and Institutional Class - Health Care Fund - Class C	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	3.74%	16.32%	40.97%	23.60%	3.13%	(10.29%)	22.31%	0.51%	21.60%	17.74%